Income (Parenthetical) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022	Dec. 31, 2021
Net investment income (1)		$ 275.7	[1]	$ 188.1	$ 147.5
General and administrative expenses		354.5		386.5	333.1
Realized and unrealized investment losses	[2]	61.4		182.6	47.4
Asset Management Arrangement
Net investment income (1)		9.4		4.9	5.8
Management Consulting Agreement
General and administrative expenses		5.0		5.0	5.0
Apollo, Class A & B Notes
Realized and unrealized investment losses		8.7		(0.4)	0.0
Management Consulting Agreement
Net investment income (1)		$ (19.6)		$ (3.1)	$ 0.0

[1]	Net investment income includes related party net investment income of $19.6 million (2022 — $3.1 million, 2021 — $Nil ) and related party investment management fees of $9.4 million (2022 — $4.9 million, 2021 — $5.8 million).
[2]	Realized and unrealized investments gains includes gains of $8.7 million on related party investments (2022 — $0.4 million loss, 2021 — $Nil ).